SCHEDULE OF OPTION ASSUMPTION (Details)	Jan. 25, 2021	Feb. 19, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Expected volatility	133.22%	125.19%
Expected term	7 years	3 years
Risk free interest rate	1.46%	1.50%
Expected forfeitures	0.00%	0.00%
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		125.19%
Expected term		6 years
Risk free interest rate		1.46%
Expected forfeitures		0.00%